Shareholder's Equity - Additional Information (Detail) - BRL (R$) R$ in Thousands		6 Months Ended
	Jan. 03, 2020	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
SHAREHOLDER’S EQUITY
Capital increase	R$ 13,274,894	R$ 13,302,449
Allocation of the special reserve to the profit reserve		0
Capital reserve amount		23,273,463	R$ 3,362,345	R$ 2,699,139	R$ 2,574,102
Capital stock
SHAREHOLDER’S EQUITY
Capital increase	3,397,746	3,397,746
Allocation of the special reserve to the profit reserve		0
Capital reserve amount		6,917,037	1,485,436	R$ 451,315	R$ 427,073
Capital reserve
SHAREHOLDER’S EQUITY
Capital increase	R$ 9,877,148
Allocation of the special reserve to the profit reserve		147,592
Increase due to the effects of IAS 29 - Financial Reporting in Hyperinflationary Economies		26,679
Decrease regarding the movement of stock option and restricted stock plans		22,063
Capital reserve amount		11,037,162	R$ 1,302,990
Profit reserve
SHAREHOLDER’S EQUITY
Allocation of the special reserve to the profit reserve		147,592
Increase due to the effects of IAS 29 - Financial Reporting in Hyperinflationary Economies applied to the balances		R$ 151,384